Property and Equipment (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization			$ 120,504	$ 15,320	$ 65,895
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Depreciation and amortization	$ 59,752	$ 33,621			$ 197,945	$ 139,614